Aristotle Portfolio Optimization Conservative Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$10,418,844	$14,437,266	$(2,034,838)	$(15,706)	$79,174	$22,884,740	$204,980	$-	2,618,391
Aristotle Core Equity Fund - Class I	7,961,246	217,697	(1,187,391)	(47,774)	1,130,657	8,074,435	-	-	527,052
Aristotle Core Income Fund - Class I	51,156,080	531,233	(17,472,350)	(138,018)	210,742	34,287,687	484,819	-	3,542,116
Aristotle Floating Rate Income Fund - Class I	4,508,199	87,355	(1,526,911)	(26,573)	35,559	3,077,629	66,028	-	327,059
Aristotle Growth Equity Fund - Class I	6,052,589	6,001	(2,009,519)	192,654	665,026	4,906,751	-	-	303,824
Aristotle High Yield Bond Fund - Class I	8,280,997	4,005,314	(715,312)	(11,378)	231,114	11,790,735	158,310	-	1,266,459
Aristotle International Equity Fund - Class I	-	2,523,109	(235,218)	11,161	167,139	2,466,191	-	-	194,341
Aristotle Short Duration Income Fund - Class I	13,502,652	2,628,794	(4,493,655)	32,566	20,318	11,690,675	153,642	-	1,140,554
	$101,880,607	$24,436,769	$(29,675,194)	$(3,068)	$2,539,729	$99,178,843	$1,067,779	$-	9,919,796